UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03541
Asset Management Fund

(Exact name of registrant as specified in charter)
230 West Monroe St., Chicago, IL 60606

(Address of principal executive offices)  (Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Rd., Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 527-3713
Date of fiscal year end: 10/31/2009
Date of reporting period: 7/31/2009
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
ASSET MANAGEMENT FUND
MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 (Unaudited)

	Percentage
	of Net	Principal
	Assets †	Amount	Value
REPURCHASE AGREEMENT	100.0%
Citigroup Repo, 0.15%, (Agreement dated 7/31/09 to be repurchased at $27,225,340 on 8/3/09. Collateralized by various Adjustable and Fixed Rate U.S. Government Mortgage-Backed Securities, 3.90%-7.00%, with a value of $27,769,501, due 10/1/26-10/15/44)		$27,225,000	$27,225,000

TOTAL REPURCHASE AGREEMENTS			27,225,000

TOTAL INVESTMENTS(Cost $27,225,000)(a)	100.0%		$27,225,000

†	Percentages indicated are based on net assets of $27,223,090.

(a)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES *	61.2%
1 Yr. Constant Maturity Treasury Based ARMS	18.0%
Bear Stearns Adjustable Rate Mortgage Trust
4.41%		3/25/31	$1,855,996	$1,690,549
CS First Boston Mortgage Securities Corp.
6.28%		11/25/31	692,762	627,416
3.92%		6/25/32	523,191	466,378
Fannie Mae
4.11%		7/1/28	3,141,719	3,229,959
3.57%		8/1/29	2,632,445	2,683,860
4.93%		3/1/30	333,383	346,850
3.99%		1/1/32	4,732,127	4,845,336
3.54%		5/1/33	1,591,425	1,632,720
4.00%		9/1/33	4,099,187	4,205,636
3.60%		1/1/35	11,297,678	11,514,520
5.00%		5/25/42	7,270,390	7,096,614
Fannie Mae Grantor Trust
5.21%		5/25/42	13,750,821	14,047,417
4.81%		8/25/43	13,641,859	14,045,801
5.33%		5/25/42	12,752,988	12,705,164
Fannie Mae Whole Loan
5.29%		8/25/42	12,978,211	13,486,417
5.62%		8/25/42	4,137,163	4,126,820
5.19%		4/25/45	24,612,432	24,525,208
FHLMC Structured Pass-Through Securities
5.28%		3/25/44	2,897,036	2,933,249
2.74%		7/25/44	4,206,414	4,144,161
Fifth Third Mortgage Loan Trust
3.27%		11/19/32	3,154,281	2,922,905
Freddie Mac
5.47%		10/1/22	1,335,369	1,385,245
5.51%		8/1/24	1,299,292	1,374,407
4.15%		9/1/27	1,624,358	1,659,364
4.00%		12/1/27	1,620,186	1,659,770
4.09%		12/1/27	1,553,233	1,588,910
4.04%		9/1/28	11,149,114	11,403,743
3.99%		9/1/30	1,166,483	1,188,688
4.12%		7/1/31	6,877,009	7,028,355
WAMU Mortgage Pass-Through Certificates
2.61%		4/25/44	4,585,045	2,446,194

				161,011,656

6 Mo. Certificate of Deposit Based ARMS	0.5%
Fannie Mae
3.60%		6/1/21	1,517,765	1,535,799
4.33%		12/1/24	2,419,745	2,488,529
Freddie Mac
4.42%		1/1/26	822,672	847,341

				4,871,669

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (continued)
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
6 Mo. London Interbank Offering Rate (LIBOR) Based ARMS	5.1%
Bear Stearns Adjustable Rate Mortgage Trust
5.75%		3/25/31	$328,517	$284,610
Fannie Mae
2.95%		9/1/27	3,576,030	3,642,055
2.96%		3/1/28	3,442,287	3,500,370
4.02%		6/1/28	574,346	595,065
3.68%		9/1/33	1,469,643	1,490,131
2.97%		11/1/33	2,844,052	2,881,296
3.86%		11/1/33	1,391,273	1,414,646
Freddie Mac
4.65%		9/1/30	3,766,177	3,795,600
Mastr Adjustable Rate Mortgages Trust
3.37%		1/25/34	817,920	621,909
MLCC Mortgage Investors, Inc.
3.31%		10/25/28	7,155,999	6,155,808
Structured Asset Mortgage Investments, Inc.
3.30%		7/19/32	2,993,074	2,490,447
4.32%		11/19/33	3,229,828	2,519,266
4.20%		12/19/33	5,760,612	4,762,066
Structured Asset Securities Corp.
4.12%		5/25/32	1,223,466	1,072,221
4.88%		11/25/32	1,732,013	1,335,545
5.08%		12/25/32	1,272,075	877,713
4.87%		2/25/33	1,859,341	1,288,165
5.00%		3/25/33	2,040,184	1,321,080
4.88%		5/25/33	3,633,488	2,732,414
4.62%		9/25/33	3,659,942	2,469,363

				45,249,770

Cost of Funds Index Based ARMS	5.6%
Fannie Mae
4.61%		2/1/28	17,337,830	17,862,429
2.63%		8/1/33	10,426,777	10,648,091
3.23%		11/1/36	12,195,137	12,450,875
3.08%		6/1/38	9,013,648	9,208,500

				50,169,895

HYBRID ARMS	15.9%
Banc of America Funding Corp.
3.68%		5/25/35	10,640,982	4,878,225
4.58%		2/20/36	3,963,677	544,870
Banc of America Mortgage Securities
4.14%		7/25/33	2,670,648	1,088,289
5.30%		4/25/35	11,800,541	8,263,670
5.33%		7/25/35	14,138,731	10,613,736
Bear Stearns Adjustable Rate Mortgage Trust
4.77%		8/25/35	9,566,384	1,910,672
Chase Mortgage Finance Corp.
5.41%		1/25/36	6,246,503	1,509,822
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (continued)
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (continued)
HYBRID ARMS (continued)
Countrywide Home Loans
4.62%		11/19/33	$2,349,924	$952,335
5.83%		5/20/36	2,733,102	457,724
First Horizon Alternative Mortgage Securities
4.83%		6/25/35	6,744,108	2,654,251
First Horizon Mortgage Pass-Through Trust
5.19%		12/25/34	2,020,504	1,215,667
5.32%		6/25/35	10,089,793	8,340,416
GMAC Mortgage Corporation Loan Trust
5.23%		11/19/35	12,651,995	9,613,894
GSR Mortgage Loan Trust
4.30%		9/25/35	15,344,868	3,848,098
5.13%		10/25/35	11,475,187	2,761,933
JP Morgan Mortgage Trust
4.79%		7/25/35	6,756,337	766,154
Mastr Adjustable Rate Mortgages Trust
6.36%		10/25/32	726,312	691,320
Merrill Lynch Mortgage Investors Trust
4.74%		2/25/34	3,576,150	2,164,822
Morgan Stanley Mortgage Loan Trust
4.27%		2/25/34	4,322,694	3,156,106
4.26%		9/25/34	2,934,914	1,260,000
5.20%		6/25/36	8,166,226	1,193,087
Provident Funding Mortgage Loan Trust
3.89%		4/25/34	1,669,212	1,070,065
Residential Accredit Loans, Inc.
5.05%		4/25/35	5,728,758	850,199
Structured Adjustable Rate Mortgage Loan Trust
4.05%		5/25/34	7,970,327	2,511,190
5.92%		5/25/36	4,497,687	107,450
WAMU Mortgage Pass-Through Certificates
3.05%		6/25/33	1,594,264	895,099
5.28%		1/25/37	66,878,232	43,470,851
Wells Fargo Mortgage Backed Securities Trust
3.46%		9/25/34	6,407,588	1,856,879
4.53%		11/25/34	8,497,765	4,319,330
3.78%		12/25/34	10,701,348	5,183,829
5.03%		4/25/35	13,150,900	11,766,911
5.08%		3/25/36	13,592,204	1,531,565
5.64%		5/25/36	7,575,333	563,190

				142,011,649

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (continued)
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
MONTHLY London Interbank Offering Rate (LIBOR)
Collateralized Mortgage Obligations	16.1%
Adjustable Rate Mortgage Trust
0.49%		3/25/37	$10,662,916	$1,251,332
Banc of America Funding Corp.
0.58%		2/20/47	7,653,557	118,554
Fannie Mae
0.69%		9/18/31	2,911,335	2,903,701
Freddie Mac
0.49%		4/15/30	11,483,611	11,459,194
Greenpoint Mortgage Funding Trust
0.60%		10/25/45	7,760,868	3,775,652
GSR Mortgage Loan Trust
0.64%		3/25/32	1,026,699	947,866
Indymac INDX Mortgage Loan Trust
0.59%		2/25/37	8,391,000	59,744
0.62%		2/25/37	3,452,000	18,537
0.64%		2/25/37	2,262,000	9,319
JP Morgan Alternative Loan Trust
0.51%		11/25/36	4,152,185	681,281
0.60%		11/25/36	11,260,435	522,555
Lehman XS Trust
0.45%		3/25/37	52,272,264	22,454,455
Merrill Lynch Mortgage Investors Trust
0.49%		7/25/36	5,554,565	2,120,274
Morgan Stanley Mortgage Loan Trust
0.53%		8/25/36	17,722,297	3,035,410
0.53%		9/25/36	6,814,785	868,068
0.53%		10/25/36	8,103,643	1,377,007
0.54%		11/25/36	12,257,249	2,037,092
Nomura Asset Acceptance Corp.
0.64%		12/25/35	3,059,596	555,050
Residential Accredit Loans, Inc.
0.51%		7/25/36	12,029,556	5,520,859
Structured Adjustable Rate Mortgage Loan Trust
0.50%		2/25/37	7,092,702	977,519
Thornburg Mortgage Securities Trust
0.42%		7/25/36	39,358,992	35,303,489
0.47%		9/25/46	29,449,363	29,244,528
Wells Fargo Mortgage Backed Securities Trust
0.79%		6/25/37	20,996,659	10,018,245
0.79%		6/25/37	19,127,742	9,126,519

				144,386,250

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				547,700,889

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (continued)
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
FIXED RATE MORTGAGE-RELATED SECURITIES	31.3%
Collateralized Mortgage Obligations	31.3%
Countrywide Home Loans
6.00%		12/25/36	$11,173,977	$8,553,279
Fannie Mae
4.00%		2/25/23	18,165,617	18,683,998
4.00%		10/25/23	8,098,203	8,325,393
4.00%		3/25/24	21,342,972	21,898,705
4.50%		3/25/24	19,481,401	20,198,622
5.00%		3/25/24	13,124,082	13,758,627
5.50%		9/25/24	3,061,646	3,061,425
4.50%		12/25/25	6,758,000	6,800,397
5.50%		8/25/27	7,004,382	7,181,043
5.50%		8/25/28	979,836	977,474
6.00%		1/25/29	4,824,926	4,952,780
5.00%		5/25/32	11,761,106	12,036,983
Freddie Mac
4.50%		12/15/13	13,870,624	14,237,918
4.00%		8/15/23	31,017,371	31,819,418
4.00%		4/15/24	3,764,309	3,758,640
5.00%		9/15/24	2,013,067	2,013,470
5.50%		2/15/33	14,701,381	15,455,174
4.00%		4/15/37	7,590,355	7,735,457
Government National Mortgage Association
3.65%		9/16/17	10,615,470	10,647,613
2.27%		7/16/18	2,715,712	2,713,267
4.03%		5/16/22	3,808,501	3,848,253
4.49%		10/16/25	5,593,536	5,706,499
5.08%		1/16/30	1,769,174	1,854,093
4.50%		10/20/33	14,166,765	14,473,724
5.00%		8/20/35	16,479,958	17,169,248
4.50%		11/20/36	16,033,821	16,360,149
Residential Accredit Loans, Inc.
6.00%		12/25/35	8,038,805	6,043,691

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				280,265,340

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (concluded)
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 (Unaudited)

	Percentage
	of Net	Principal
	Assets †	Amount	Value
REPURCHASE AGREEMENTS	7.5%
Bank of America Repo, 0.18%, (Agreement dated 7/31/09 to be repurchased at $35,000,525 on 8/3/09. Collateralized by various Adjustable and Fixed Rate U.S. Government Mortgage-Backed Securities, 4.50%-8.15%, with a value of $35,700,000, due 4/15/12-11/15/49)		$35,000,000	$35,000,000
Citigroup Repo, 0.15%, (Agreement dated 7/31/09 to be repurchased at $32,587,407 on 8/3/09. Collateralized by various Adjustable and Fixed Rate U.S. Government Mortgage-Backed Securities, 2.69%-6.00%, with a value of $33,238,740, due 10/1/26-10/15/44.)		32,587,000	32,587,000

TOTAL REPURCHASE AGREEMENTS			67,587,000

TOTAL INVESTMENTS (Cost $1,219,248,507)(a)	100.0%		$895,553,229

*	The rates presented are the rates in effect at July 31, 2009.

†	Percentages indicated are based on net assets of $895,447,449.

(a)	Represents cost for financial reporting purposes.

FHLMC	Federal Home Loan Mortgage Corporation
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES *	81.6%
1 Yr. Constant Maturity Treasury Based ARMS	34.7%
Fannie Mae
4.10%		10/1/28	$245,630	$251,728
4.25%		12/1/30	607,730	628,874
3.99%		1/1/32	2,113,219	2,163,775
4.04%		7/1/33	920,391	941,311
Freddie Mac
4.09%		11/1/28	187,289	192,174
4.62%		1/1/29	773,471	804,422
3.88%		7/1/30	710,102	726,621
3.91%		9/1/30	122,352	125,540
4.43%		8/1/31	1,418,846	1,459,539
Fund America Investors Corp. II
4.30%		6/25/23	515,289	473,989
WAMU Mortgage Pass-Through Certificates
2.61%		4/25/44	327,570	174,763

				7,942,736

6 Mo. London Interbank Offering Rate (LIBOR) Based ARMS	2.0%
Structured Adjustable Rate Mortgage Loan Trust
4.07%		8/25/34	510,210	263,881
Structured Asset Securities Corp.
4.88%		11/25/32	124,704	96,158
4.88%		11/25/32	124,704	92,749

				452,788

Cost of Funds Index Based ARMS	1.0%
Regal Trust IV
3.13%		9/29/31	185,464	166,807
Ryland Mortgage Securities Corp.
3.75%		10/25/23	74,278	66,998

				233,805

HYBRID ARMS	32.5%
Adjustable Rate Mortgage Trust
4.88%		10/25/35	698,455	114,088
4.91%		3/25/36	423,081	108,550
Banc of America Funding Corp.
4.67%		5/20/35	1,773,495	423,710
4.58%		2/20/36	661,938	82,397
Banc of America Mortgage Securities
6.28%		1/20/38	1,545,503	274,167
Bear Stearns Adjustable Rate Mortgage Trust
4.73%		10/25/35	1,682,727	301,233
GSR Mortgage Loan Trust
5.18%		1/25/36	1,881,377	190,896
Indymac INDA Mortgage Loan Trust
5.10%		11/25/35	2,086,770	1,618,824
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND (continued)
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES * (continued)
HYBRID ARMS (continued)
Indymac INDA Mortgage Loan Trust (continued)
5.86%		9/25/36	$1,571,929	$869,473
Morgan Stanley Mortgage Loan Trust
5.20%		6/25/36	1,304,572	190,597
Mortgageit Trust
4.75%		5/25/35	358,969	253,971
4.75%		5/25/35	228,764	161,850
Sequoia Mortgage Trust
4.22%		4/20/35	422,866	142,037
Structured Adjustable Rate Mortgage Loan Trust
4.73%		4/25/35	1,397,435	423,330
5.70%		10/25/35	1,966,449	235,109
WAMU Mortgage Pass-Through Certificates
4.50%		2/25/33	103,458	24,146
5.28%		1/25/37	1,785,403	1,160,512
Wells Fargo Mortgage Backed Securities Trust
3.84%		5/25/35	533,858	163,233
3.79%		6/25/35	2,562,402	690,897

				7,429,020

MONTHLY London Interbank Offering Rate (LIBOR)
Collateralized Mortgage Obligations	11.4%
Adjustable Rate Mortgage Trust
0.56%		11/25/35	847,311	487,988
Bear Stearns Alt-A Trust
0.51%		8/25/36	1,665,851	276,331
Morgan Stanley Mortgage Loan Trust
0.38%		6/25/36	418,776	397,460
Sequoia Mortgage Trust
0.91%		9/20/33	685,446	589,731
Structured Asset Mortgage Investments, Inc.
2.09%		2/19/35	552,877	126,808
Structured Asset Securities Corp.
1.54%		3/25/33	223,303	173,493
1.64%		5/25/33	228,355	191,667
1.49%		11/25/33	450,123	375,740

				2,619,218

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				18,677,567

FIXED RATE MORTGAGE-RELATED SECURITIES	13.4%
Collateralized Mortgage Obligations	13.4%
Freddie Mac
4.00%		8/15/23	2,248,539	2,306,682
Government National Mortgage Association
4.50%		10/20/33	743,908	760,026

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND (concluded)
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 (Unaudited)

	Percentage
	of Net	Principal
	Assets †	Amount	Value
FIXED RATE MORTGAGE-RELATED SECURITIES (continued)

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES			3,066,708

REPURCHASE AGREEMENTS	5.0%
Bank of America Repo, 0.18%, (Agreement dated 7/31/09 to be repurchased at $1,144,017 on 8/3/09. Collateralized by various Adjustable Rate U.S. Government Mortgage-Backed Security, 5.50%-6.00%, with a value of $1,166,880, due 7/20/37-2/15/39)		$1,144,000	$1,144,000

TOTAL REPURCHASE AGREEMENTS			1,144,000

TOTAL INVESTMENTS (Cost $41,177,006)(a)	100.0%		$22,888,275

*	The rates presented are the rates in effect at July 31, 2009.

†	Percentages indicated are based on net assets of $22,891,167.

(a)	Represents cost for financial reporting purposes.

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES *	48.9%
1 Yr. Constant Maturity Treasury Based ARMS	30.7%
Fannie Mae
4.00%		5/1/26	$796,521	$816,251
3.77%		5/1/31	835,713	862,343
3.99%		1/1/32	2,974,208	3,045,361
Fannie Mae Grantor Trust
4.81%		8/25/43	2,642,242	2,720,480
Freddie Mac
4.64%		5/1/18	153,397	156,700
3.91%		3/1/27	421,780	432,125
4.43%		8/1/31	2,069,393	2,128,744
Government National Mortgage Association
4.80%		6/16/31	1,039,163	1,104,312

				11,266,316

1 Mo. London Interbank Offering Rate (LIBOR) Based ARMS	13.0%
Freddie Mac
0.44%		9/25/35	5,349,311	4,794,320

				4,794,320

HYBRID ARMS	5.2%
Adjustable Rate Mortgage Trust
4.25%		10/25/35	539,239	274,672
Banc of America Funding Corp.
4.67%		5/20/35	1,634,291	390,452
Bear Stearns Adjustable Rate Mortgage Trust
4.73%		10/25/35	1,041,175	140,000
Indymac INDX Mortgage Loan Trust
4.90%		7/25/35	1,743,151	51,750
3.94%		9/25/35	520,345	114,327
WAMU Mortgage Pass-Through Certificates
5.28%		1/25/37	1,438,820	935,233

				1,906,434

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				17,967,070

FIXED RATE MORTGAGE-RELATED SECURITIES	43.6%
15 Yr. Securities	0.1%
Freddie Mac
8.00%		12/17/15	37,270	39,064

Collateralized Mortgage Obligations	43.5%
Fannie Mae
4.00%		2/25/23	3,146,170	3,235,951
Freddie Mac
4.50%		4/15/19	2,918,904	3,007,224
4.00%		8/15/23	3,115,462	3,196,021
4.50%		11/15/32	530,924	530,215
Government National Mortgage Association
5.12%		1/16/28	1,070,337	1,118,067
4.50%		10/20/33	2,949,521	3,013,430
4.50%		11/20/36	1,851,136	1,888,811

				15,989,719

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (concluded)
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 (Unaudited)

	Percentage
	of Net	Principal
	Assets †	Amount	Value
FIXED RATE MORTGAGE-RELATED SECURITIES (continued)
Collateralized Mortgage Obligations (continued)

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES			$16,028,783

REPURCHASE AGREEMENTS	7.3%
Bank of America Repo, 0.18%, (Agreement dated 7/31/09 to be repurchased at $2,689,040 on 8/3/09. Collateralized by various Adjustable Rate U.S. Government Mortgage-Backed Securities, 4.13%-6.00%, with a value of $2,742,780, due 11/20/32-7/15/39)		$2,689,000	2,689,000

TOTAL REPURCHASE AGREEMENTS			2,689,000

TOTAL INVESTMENTS (Cost $41,425,772)(a)	99.8%		$36,684,853

*	The rates presented are the rates in effect at July 31, 2009.

†	Percentages indicated are based on net assets of $36,740,968.

(a)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES *	25.0%
1 Yr. Constant Maturity Treasury Based ARMS	3.9%
Countrywide Home Loans
3.77%		1/20/35	$968,592	$822,169
Lehman XS Trust
2.05%		11/25/35	1,803,799	907,767

				1,729,936

HYBRID ARMS	20.6%
Adjustable Rate Mortgage Trust
5.23%		10/25/35	3,931,798	392,199
Banc of America Mortgage Securities
4.97%		3/25/33	210,531	30,422
4.00%		4/25/33	27,181	24,566
Bear Stearns Adjustable Rate Mortgage Trust
4.73%		10/25/35	5,428,079	1,181,860
Countrywide Alternative Loan Trust
5.13%		12/25/34	2,926,379	350,942
Countrywide Home Loans
4.98%		12/25/33	1,120,743	624,404
5.38%		11/25/35	3,201,100	441,929
CS First Boston Mortgage Securities Corp.
4.16%		6/25/33	160,731	119,912
First Horizon Alternative Mortgage Securities
5.19%		7/25/35	4,942,450	1,150,912
GSR Mortgage Loan Trust
5.18%		1/25/36	2,390,717	242,577
JP Morgan Mortgage Trust
4.96%		8/25/35	1,769,231	383,288
Structured Adjustable Rate Mortgage Loan Trust
4.05%		4/25/34	2,829,378	793,994
5.44%		6/25/36	3,652,074	3,089,985
Wells Fargo Mortgage Backed Securities Trust
6.13%		12/25/36	1,708,946	181,582

				9,008,572

MONTHLY London Interbank Offering Rate (LIBOR)
Collateralized Mortgage Obligations	0.5%
Banc of America Funding Corp.
0.60%		2/20/47	1,923,962	22,837
0.63%		2/20/47	1,604,102	17,806
Impac CMB Trust
1.31%		6/25/33	233,734	169,689

				210,332

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				10,948,840

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (continued)
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
FIXED RATE MORTGAGE-RELATED SECURITIES	69.0%
15 Yr. Securities	5.4%
Fannie Mae
7.00%		3/1/15	$196,635	$209,107
7.00%		3/1/15	106,819	113,539
7.00%		3/1/15	97,318	103,336
7.50%		11/1/15	145,553	156,748
6.50%		1/1/16	138,353	146,912
6.00%		6/1/16	390,603	416,444
6.00%		7/1/17	452,216	484,401
6.00%		7/1/17	225,832	241,904
Freddie Mac
7.50%		1/1/10	6,366	6,434
6.00%		6/1/17	438,531	469,057

				2,347,882

Collateralized Mortgage Obligations	63.6%
Countrywide Alternative Loan Trust
5.50%		12/25/35	2,593,133	2,264,258
Credit Suisse Mortgage Capital Certificates
6.00%		2/25/37	2,716,306	1,178,136
6.00%		2/25/37	411,644	178,541
Fannie Mae
4.00%		2/25/23	3,920,879	4,032,766
4.50%		3/25/24	1,490,528	1,545,403
5.00%		5/25/32	2,487,719	2,546,073
4.00%		10/25/32	1,809,691	1,843,915
5.00%		9/25/35	687,568	700,464
First Horizon Alternative Mortgage Securities
6.00%		7/25/36	1,382,919	1,105,005
6.00%		7/25/36	1,251,144	814,881
Freddie Mac
5.00%		2/15/30	3,985,792	4,166,726
Freddie Mac Reference Remic
5.50%		12/15/18	3,916,516	4,059,755
Government National Mortgage Association
4.50%		11/20/36	2,103,425	2,146,235
Residential Funding Mortgage Securities I
6.00%		1/25/37	3,047,361	1,294,522

				27,876,680

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				30,224,562

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (concluded)
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 (Unaudited)

	Percentage
	of Net	Principal
	Assets †	Amount	Value
REPURCHASE AGREEMENTS	6.1%
Bank of America Repo, 0.18%, (Agreement dated 7/31/09 to be repurchased at $2,664,040 on 8/3/09. Collateralized by various Adjustable Rate U.S. Government Mortgage-Backed Security, 6.00%, with a value of $2,717,281, due 4/15/37-1/15/39)		$2,664,000	$2,664,000

TOTAL REPURCHASE AGREEMENTS			2,664,000

TOTAL INVESTMENTS(Cost $77,415,890)(a)	100.1%		$43,837,402

*	The rates presented are the rates in effect at July 31, 2009.

†	Percentages indicated are based on net assets of $43,790,867.

(a)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES *	16.6%
HYBRID ARMS	4.8%
GSR Mortgage Loan Trust
5.18%		1/25/36	$1,855,274	$188,248
5.64%		4/25/36	1,325,213	158,452
Indymac INDA Mortgage Loan Trust
5.15%		11/25/35	1,430,730	253,614
5.65%		3/25/37	1,496,088	543,267
Wells Fargo Mortgage Backed Securities Trust
5.13%		9/25/35	164,000	33,137

				1,176,718

MONTHLY London Interbank Offering Rate (LIBOR) Collateralized Mortgage Obligations	11.8%
Fannie Mae
0.71%		2/25/37	3,017,983	2,932,912

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				4,109,630

FIXED RATE MORTGAGE-RELATED SECURITIES	78.8%
15 Yr. Securities	0.6%
Fannie Mae
7.00%		3/1/15	133,862	142,140

30 Yr. Securities	5.2%
Fannie Mae
5.00%		3/1/38	784,049	803,406
Government National Mortgage Association
7.50%		2/15/24	105,768	115,888
7.00%		4/15/27	105,844	115,498
6.00%		1/15/29	244,861	260,317

				1,295,109

Collateralized Mortgage Obligations	73.0%
Fannie Mae
4.50%		3/25/24	445,028	461,412
5.00%		5/25/32	2,475,865	2,533,941
5.00%		9/25/32	5,099,251	5,288,319
4.00%		1/25/33	212,100	216,145
5.50%		12/25/36	3,138,481	3,294,955
Freddie Mac
4.50%		4/15/19	2,928,712	3,017,329
4.00%		3/15/33	287,695	279,985
Freddie Mac Reference Remic
5.50%		12/15/18	2,937,223	3,044,645

				18,136,731

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				19,573,980

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND (concluded)
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 (Unaudited)

	Percentage
	of Net	Principal
	Assets †	Amount	Value
REPURCHASE AGREEMENT	4.8%
Bank of America Repo, 0.18%, (Agreement dated 7/31/09 to be repurchased at $1,192,018 on 8/3/09. Collateralized by various Adjustable Rate U.S. Government Mortgage-Backed Security, 5.50%-6.00%, with a value of $1,215,840, due 12/15/38-5/15/39)		$1,192,000	$1,192,000

TOTAL INVESTMENTS (Cost $29,205,374)(a)	100.2%		$24,875,610

*	The rates presented are the rates in effect at July 31, 2009.

†	Percentages indicated are based on net assets of $24,831,276.

(a)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 (Unaudited)

	Percentage
	of Net
	Assets †	Shares	Value
COMMON STOCKS	95.7%
Advertising	2.0%
Omnicom Group, Inc.		45,000	$1,530,000

Banks	3.5%
Wells Fargo & Co.		110,000	2,690,600

Beverages Non-Alcoholic	9.0%
Coca-Cola Co.		70,000	3,488,800
PepsiCo, Inc.		60,000	3,405,000

			6,893,800

Building Products	2.4%
Home Depot, Inc.		70,000	1,815,800

Business Services	3.6%
Automatic Data Processing, Inc.		75,000	2,793,750

Computer Hardware	3.9%
Cisco Systems, Inc.(a)		120,000	2,641,200
Dell, Inc.(a)		25,000	334,500

			2,975,700

Computer Software & Services	8.9%
International Business Machines Corp.		30,000	3,537,900
Microsoft Corp.		140,000	3,292,800

			6,830,700

Consumer Non-Durable	4.7%
Procter & Gamble Co.		65,000	3,608,150

Distributor-Consumer Products	3.1%
Sysco Corp.		100,000	2,376,000

Diversified Manufacturing	12.8%
3M Co.		42,000	2,961,840
General Dynamics Corp.		35,000	1,938,650
General Electric Co.		164,000	2,197,600
United Technologies Corp.		50,000	2,723,500

			9,821,590

Financial Services	3.3%
American Express Co.		90,000	2,549,700

Health Care	10.8%
Abbott Laboratories		60,000	2,699,400
Johnson & Johnson		60,000	3,653,400
UnitedHealth Group, Inc.		70,000	1,964,200

			8,317,000

Insurance	4.5%
Berkshire Hathaway, Inc.(a)		36	3,492,000

Medical Instruments	5.5%
Becton, Dickinson & Co.		30,000	1,954,500
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND (concluded)
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 (Unaudited)

	Percentage
	of Net
	Assets †	Shares	Value
COMMON STOCKS (continued)
Medical Instruments (continued)
Medtronic, Inc.		64,000	$2,266,880

			4,221,380

Oil & Gas	4.8%
Chevron Corp.		12,000	833,640
Exxon Mobil Corp.		40,000	2,815,600

			3,649,240

Retail	9.7%
McDonald’s Corp.		50,000	2,753,000
Staples, Inc.		70,000	1,471,400
Wal-Mart Stores, Inc.		65,000	3,242,200

			7,466,600

Transportation & Shipping	3.2%
United Parcel Service, Inc.		45,000	2,417,850

TOTAL COMMON STOCKS			73,449,860

CASH EQUIVALENTS	2.1%
Money Market Mutual Funds	2.1%
Vanguard Admiral Treasury Money Market Fund		105,200	105,200
Vanguard Federal Money Market Fund		1,498,554	1,498,554

TOTAL CASH EQUIVALENTS			1,603,754

TOTAL INVESTMENTS (Cost $68,787,670)(b)	97.8%		$75,053,614

†	Percentages indicated are based on net assets of $76,748,009.

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
JULY 31, 2009 (Unaudited)

     Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As of July 31, 2009, the Trust is authorized to issue an unlimited number of shares in seven separate series: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). Each of the Funds, except the Money Market Fund and the Large Cap Equity Fund, offer a single class of shares. The Money Market Fund is authorized to sell two classes of shares, Class I Shares and Class D Shares. Class I and Class D Shares of the Money Market Fund have the same rights and obligations except that (i) Class D Shares bear a higher distribution fee, which will cause Class D Shares to have a higher expense ratio and to pay lower dividends than those related to Class I Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees, will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements. The Large Cap Equity Fund is authorized to sell two classes of shares, Class AMF Shares and Class H Shares. Class H Shares commenced operations on February 20, 2009 following the reorganization of the John Hancock Large Cap Select Fund into the Fund. All outstanding shares of the Large Cap Equity Fund that had been issued prior to February 20, 2009 were redesignated Class AMF Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except that (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which causes Class AMF Shares to have a higher expense ratio and to pay lower dividends than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees, will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements.
     As of July 31, 2009, all of the Funds except the Money Market Fund and the Large Cap Equity Fund are closed to new investors and additional purchases by existing shareholders, however, additional shares may still be issued to shareholders in reinvestment of dividends for all Funds.
     Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss to be remote. The Trust maintains an insurance policy which insures its officers and trustees against certain liabilities.
A. Significant accounting policies are as follows:
SECURITY VALUATION
     Money Market Fund:
     Fund securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain a net asset value per share (“NAV”) at $1.00.
     Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund and U.S. Government Mortgage Fund:
     The Funds’ debt securities (except money market instruments) are valued at market quotations or prices obtained from independent pricing services approved by the Board of Trustees or, for certain securities, a fixed income fair value pricing methodology developed by the Adviser and approved by the Board of Trustees. Within the fair value pricing methodology used by the Adviser, among the more specific factors that

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (continued)
JULY 31, 2009 (Unaudited)

are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, prepayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.
     Fair value pricing is inherently a process of estimates and judgments. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s NAV. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.
     While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.
     Short-term instruments maturing within 60 days of the valuation date will be valued upon their amortized cost, which approximates market value.
     Large Cap Equity Fund:
     Securities traded on the NASDAQ National Market System are valued at the official closing price as reported by NASDAQ. Securities traded on national exchanges are valued at the last reported sale price on the exchange where the security is principally traded. In the case of over-the-counter securities, securities are valued at the mean between closing bid and asked prices as of the close of regular trading on the New York Stock Exchange (normally 4:00 PM Eastern time). Open-end mutual fund investments are valued at their most recently calculated net asset value. Closed-end funds are valued at their market values based upon the latest available sale price on the exchange where the security is principally traded. Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which (i) quotations are not readily available, or (ii) are determined by the Adviser not to reflect their fair market value are valued at fair value as determined in good faith by the Valuation Committee under the direction of the Board of Trustees.
     Effective November 1, 2008 the Funds adopted Statement on Financial Accounting Standards No. 157, “Fair Value Measurements,” which was recently codified as Fair Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) 820-10-35-19 (“Fair Value Standards”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. One key component to the implementation of the Fair Value Standards included the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (continued)
JULY 31, 2009 (Unaudited)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
          On April 9, 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That are Not Orderly” (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current Fair Value Standard required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Effective with this filing, management has adopted FSP 157-4.
     The following is a summary of the inputs used to value the Funds’ portfolio securities as of July 31, 2009:

		Level 2 - Other Significant	Level 3 - Significant
Portfolio	Level 1 - Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Money Market Fund
Repurchase Agreements	$—	$27,225,000	$—	$27,225,000

Total Investments				27,225,000
Ultra Short Mortgage Fund
U.S. Government Agency Mortgages	—	505,250,208	—	505,250,208
Non-Agency Mortgage Related Securities	—	—	322,716,021	322,716,021
Repurchase Agreements	—	67,587,000	—	67,587,000

Total Investments				895,553,229
Ultra Short Fund
U.S. Government Agency Mortgages	—	10,360,691	—	10,360,691
Non-Agency Mortgage Related Securities	—	—	11,383,584	11,383,584
Repurchase Agreements	—	1,144,000	—	1,144,000

Total Investments				22,888,275
Short U.S. Government Fund
U.S. Government Agency Mortgages	—	32,089,419	—	32,089,419
Non-Agency Mortgage Related Securities	—	—	1,906,434	1,906,434
Repurchase Agreements	—	2,689,000	—	2,689,000

Total Investments				36,684,853
Intermediate Mortgage Fund
U.S. Government Agency Mortgages	—	23,389,218	—	23,389,218
Non-Agency Mortgage Related Securities	—	—	17,784,184	17,784,184
Repurchase Agreements	—	2,664,000	—	2,664,000

Total Investments				43,837,402
U.S. Government Mortgage Fund
U.S. Government Agency Mortgages	—	22,506,893	—	22,506,893
Non-Agency Mortgage Related Securities	—	—	1,176,717	1,176,717
Repurchase Agreements	—	1,192,000	—	1,192,000

Total Investments				24,875,610
Large Cap Equity Fund
Common Stocks	73,449,860	—	—	73,449,860
Money Market Mutual Funds	1,603,754	—	—	1,603,754

Total Investments				75,053,614
The following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value:

	Ultra Short Mortgage Fund	Ultra Short Fund	Short U.S. Government Fund
	Investments in	Investments in	Investments in
	Mortgage Related	Mortgage Related	Mortgage Related
	Securities	Securities	Securities
Balance as of 10/31/2008	$511,280,481	$23,374,807	$5,808,783
Realized Gain / (Loss)	(12,215,434)	(2,883,067)	(2,479,269)
Accrued Accretion / (Amortization)	1,378,094	87,135	(14,431)
Change in Unrealized Appreciation / (Depreciation)*	(87,596,691)	(3,273,857)	152,702
Net Purchase / (Sales)	(90,130,429)	(5,921,434)	(1,561,351)
Transfers In / (Out) of Level 3	—	—	—

Balance as of 7/31/2009	$322,716,021	$11,383,584	$1,906,434

	Intermediate Mortgage Fund	U.S. Government Mortgage Fund
	Investments in	Investments in
	Mortgage Related	Mortgage Related
	Securities	Securities
Balance as of 10/31/2008	$44,758,152	$8,313,761
Realized Gain / (Loss)	(17,661,047)	(5,954,948)
Accrued Accretion / (Amortization)	(22,452)	(36,671)
Change in Unrealized Appreciation / (Depreciation)*	1,765,351	1,163,322
Net Purchase / (Sales)	(11,055,820)	(2,308,747)
Transfers In / (Out) of Level 3	—	—

Balance as of 7/31/2009	$17,784,184	$1,176,717

*	Changes in unrealized appreciation/(depreciation) related to assets still held at reporting date.
Liquidity and Valuation of Certain Securities
     Instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, has affected and is expected to continue to affect the liquidity and valuation of such securities.
     As a result, certain segments of the non-agency market have experienced significantly diminished liquidity and valuations and are currently illiquid. In addition, other segments of the non-agency market have experienced diminished liquidity and valuations and may be illiquid.
     Short U.S. Government Fund and U.S. Government Mortgage Fund may invest up to twenty percent of their assets in non-agency mortgage-backed securities and the other Funds (other than the Money Market Fund and the Large Cap Equity Fund) may invest without limit in such securities.
     As of July 31, 2009, the respective Funds’ holdings of non-agency mortgage-backed securities were:

Ultra Short Mortgage Fund	36.0%
Ultra Short Fund	49.7%
Short U.S. Government Fund	5.2%
Intermediate Mortgage Fund	40.6%
U.S. Government Mortgage Fund	4.7%
     The current market instability has made it more difficult to obtain market quotations on many of the Funds’ portfolio securities. The value and related income of these securities are sensitive to changes in economic conditions, particularly changes in the housing market (e.g., housing prices, mortgage delinquencies and/or defaults). Deteriorating fundamentals in the U.S. housing market and heightened concerns about credit quality within the residential mortgage-backed securities market have adversely impacted the valuation of securities held by the Funds and resulted in increased volatility of the values of securities held by the Funds. Certain holdings of the Funds have also experienced material downgrades in their credit ratings by one or more nationally recognized statistical rating organizations (Moody’s, Standard & Poors, Fitch, etc.) as a result of these deteriorating housing fundamentals. Further deterioration in the housing industry could adversely impact a Fund’s NAV, future performance and liquidity.
     Under current market conditions many of the Funds’ portfolio securities (particularly non-agency mortgage-backed securities) may be deemed to be illiquid. Illiquid securities are generally those that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. This may result in illiquid securities being disposed of at a price different from the recorded value since the market price of illiquid securities generally is more volatile than that of more liquid securities. This illiquidity of portfolio securities may result in the Funds incurring greater losses on the sale of some portfolio securities than under more stable market conditions. Such losses could adversely impact the Funds’ net asset values per share.

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (continued)
JULY 31, 2009 (Unaudited)
Redemption-In-Kind Policy
     Pursuant to the First Amended and Restated Declaration of Trust, the Funds have reserved the right to effect in-kind redemptions when the Board of Trustees determines that it is in the best interest of the Funds to do so. In light of market conditions resulting from the credit crisis, the Funds (other than the Money Market Fund and the Large Cap Equity Fund) have activated the redemption-in-kind policy. Pursuant to an election made by the Funds pursuant to rule 18f-1 under then 1940 act, it is the policy of the Funds to effect redemption requests in an amount up to $250,000 over a ninety day period in cash. Redemptions in excess of this amount may be effected in-kind.
For period ending July 31, 2009, the Funds effected redemptions-in-kind as follows:

	Quantity of
	Redemptions
	In-Kind	Cost of Shares	Realized (Losses) from
	Processed	Redeemed In-Kind	Redemption In-Kind
Ultra Short Mortgage Fund	5	$31,530,141	$(10,199,617)
Ultra Short Fund	1	6,732,581	(2,974,733)
Short U.S. Government Fund	4	20,371,849	(2,519,340)
Intermediate Mortgage Fund	4	18,751,029	(11,117,181)
U.S. Government Mortgage Fund	6	31,902,181	(1,345,255)
     Realized gains and losses on redemptions in-kinds are recognized for financial reporting purposes, but are not considered to be realized for federal income tax purposes.
     AMF Large Cap Equity Fund Reorganization:
     The Funds entered into an Agreement and Plan of Reorganization with the John Hancock Large Cap Select Fund pursuant to which all of the assets and stated liabilities of the John Hancock Fund were transferred to the Large Cap Equity Fund in exchange for shares of the Large Cap Equity Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on February 20, 2009. The following is a summary of net assets, shares outstanding, and net asset value after the reorganization:

			Combined
	John Hancock	AMF	AMF
	Large Cap Select	Large Cap Equity	Large Cap
	Fund	Fund	Equity
Assets
Class A	$29,281,769	$—		$—	(a)
Class B	$1,966,067	$—		$—	(a)
Class C	$2,265,689	$—		$—	(a)
Class I	$2,412,274	$—		$—	(a)
Class R1	$65,372	$—		$—	(a)
Class AMF	$—	$32,126,860		$65,705,757	(a)
Class H	$—	$—		$2,412,274	(a)

Total Net Assets	$35,991,171	$32,126,860		$68,118,031

Shares
Class A	2,660,404	—		—
Class B	182,150	—		—
Class C	209,638	—		—
Class I	219,123	—		—
Class R1	5,979	—		—
Class AMF	—	5,817,983		11,899,013
Class H	—	—		436,853

Total Shares	3,277,294	5,817,983		12,335,866

Net Asset Value
Class A*	$11.01	$—	$
Class B**	$10.79	$—	$
Class C**	$10.81	$—	$
Class I	$11.01	$—	$
Class R1	$10.93	$—	$
Class AMF	$—	$5.52		$5.52
Class H	$—	$—		$5.52

(a)	Reflects total combined net assets due to the reorganization.
     The unrealized losses for the John Hancock Large Cap Select Fund and the AMF Large Cap Equity Fund as of the reorganization date were $4,832,448 and $5,634,817, respectively.
Recent Accounting Pronouncements
     In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” which was recently codified as FASB ASC 815-10-65-1 (“Derivative and Hedging Disclosure Standard”). The Derivative and Hedging Disclosure Standard is effective for fiscal years and interim periods beginning after November 15, 2008 and requires enhanced disclosures about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.
     In September 2008, the FASB issued Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161.” FAS 133-1 and FIN 45-4 are effective for fiscal years and interim periods ending after November 15, 2008. FAS 133-1 and FIN 45-4 require enhanced disclosures by sellers of credit derivatives and certain guarantees, including the nature of these derivatives, approximate terms, reasons for entering into these instruments, and status of payment/performance risk.

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (concluded)
JULY 31, 2009 (Unaudited)
The Funds were not impacted by the adoption of these standards.
REPURCHASE AGREEMENTS
     Obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited.
SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS
          Each Fund, except the Money Market Fund, may purchase securities on a when-issued or delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased.
FEDERAL INCOME TAX INFORMATION
     As of July 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
AMF Money Market Fund	$27,225,000	$—	$—	$—
AMF Ultra Short Mortgage Fund	1,219,279,531	6,588,786	(330,315,088)	(323,726,302)
AMF Ultra Short Fund	41,177,006	58,360	(18,347,091)	(18,288,731)
AMF Short U.S. Government Fund	41,425,772	333,476	(5,074,395)	(4,740,919)
AMF Intermediate Mortgage Fund	77,415,890	692,036	(34,270,524)	(33,578,488)
AMF U.S. Government Mortgage Fund	29,205,374	774,300	(5,104,064)	(4,329,764)
AMF Large Cap Equity Fund	68,787,670	14,405,976	(8,140,032)	6,265,944
SUBSEQUENT EVENT
     The Funds have adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. Management has evaluated subsequent events through September 29, 2009, the date of this filing.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Asset Management Fund

By (Signature and Title)	/s/ Arthur A. Jensen

Arthur A. Jensen, Treasurer

Date September 25, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Arthur A. Jensen

Arthur A. Jensen, Treasurer

Date September 25, 2009

By (Signature and Title)	/s/ Rodger. D. Shay Jr.

Rodger D. Shay, Jr., President

Date September 25, 2009